7. Senior Debt: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt, Weighted Average Interest Rate	2.73%	2.69%	3.15%
Short-term Debt, Maximum Amount Outstanding During Period	$ 429,687	$ 409,792	$ 388,489
Short-term Debt, Average Outstanding Amount	$ 419,704	$ 400,508	$ 356,980
Debt, Weighted Average Interest Rate during period	2.85%	3.10%	3.32%
Bank Borrowings
Debt, Weighted Average Interest Rate	4.49%	3.93%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	$ 55	$ 45	$ 45
Short-term Debt, Average Outstanding Amount	$ 1	$ 1	$ 1
Debt, Weighted Average Interest Rate during period	4.21%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.48%	1.48%	1.73%
Short-term Debt, Maximum Amount Outstanding During Period	$ 75,480	$ 73,167	$ 71,001
Short-term Debt, Average Outstanding Amount	$ 72,761	$ 68,918	$ 61,713
Debt, Weighted Average Interest Rate during period	1.47%	1.53%	1.72%
Commercial Paper
Debt, Weighted Average Interest Rate	2.98%	2.96%	3.47%
Short-term Debt, Maximum Amount Outstanding During Period	$ 355,354	$ 339,330	$ 317,488
Short-term Debt, Average Outstanding Amount	$ 346,942	$ 331,589	$ 295,263
Debt, Weighted Average Interest Rate during period	2.99%	3.26%	3.48%